Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationships		$ 650,102
Less: Accumulated amortization		(477,584)
Less: Impairment		167,787
Exchange rate effect		4,731
Total intangible assets, net